Subordinated Borrowings - Summary of Subordinated Borrowings (Parenthetical) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		€ 700	€ 700
Coupon rate		4.00%
Marginal basis points		3.35%
EUR 700 million fixed floating subordinated notes [member] | Aegon Ltd. [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		€ 700	700
Coupon rate	[1]	4.00%
Marginal basis points		3.35%
USD 800 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		€ 800	800
Coupon rate		5.50%
USD 800 million fixed floating subordinated notes [member] | Aegon Ltd. [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		€ 800	800
Coupon rate	[2]	5.50%
Marginal basis points		3.539%
USD 925 million fixed subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		€ 925	€ 925
Coupon rate		5.10%

[1]	The coupon was fixed at 4% until the first call date and floating thereafter with a 3 months EURIBOR plus a margin of 335bps.
[2]	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6 month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.